Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jun. 30, 2021 kr / shares	Dec. 31, 2020 kr / shares
Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.52%)	(0.41%)
Expected dividend yield	0.00%	0.00%
Contractual life (years)	1 year 8 months 1 day	2 years 2 months 1 day
Expected volatility	104.20%	106.50%
Minimum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Contractual life (years)		10 years	10 years
Minimum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price	$ 0.38	$ 0.40
Share price	$ 0.10	$ 0.10
Maximum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Contractual life (years)		11 years	12 years
Maximum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price | (per share)		$ 3.3		kr 3.3
Share price | (per share)		$ 0.80		kr 0.92
T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.52%)	(0.57%)	(0.68%)
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life (years)	2 months 15 days	8 months 15 days	1 year 8 months 15 days
Expected volatility	104.20%	106.50%	97.90%
T02 Warrants [Member] | Minimum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price	$ 0.69	$ 0.73	$ 0.64
Share price	0.10	0.10	0.18
T02 Warrants [Member] | Maximum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price | (per share)	6.0	6.0	6.0		kr 6.0
Share price | (per share)	$ 0.92	$ 0.80	$ 1.70		kr 0.80
T03 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.52%)
Expected dividend yield	0.00%
Contractual life (years)	8 months 26 days
Expected volatility	104.20%
T03 Warrants [Member] | Minimum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price	$ 0.20
Share price	0.10
T03 Warrants [Member] | Maximum [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price	1.70
Share price	$ 0.92